Selected Statement of Operations Data - Property Plant and Equipment Net of Accumulated Depreciation and Amortization by Geographical Location (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment	$ 24,715	$ 26,664	$ 24,842
Israeli [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment	11,343	10,975	10,299
U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment	1,891	5,451	5,571
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment	9,587	6,713	5,466
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment	$ 1,894	$ 3,525	$ 3,506